Capital Stock (Details 2) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 16, 2019	Nov. 30, 2018	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Nov. 14, 2019	Nov. 04, 2019	Sep. 12, 2019	Aug. 12, 2019
Opening balance			22,514,771
Closing balance			12,415,284	22,514,771
Weighted average exercise price, Issued	$ 0.90	$ 0.50
Weighted average exercise price, Exercised						$ 0.90	$ 0.90	$ 0.66	$ 0.66
Share purchase warrants and brokers' warrants
Opening balance			22,514,771	10,106,820	0
Issued				28,415,284	10,106,820
Exercised				(16,007,333)	0
Closing balance			12,415,284	22,514,771	10,106,820
Weighted average exercise price, opening balance			$ 1.22	$ 0.89	$ 0
Weighted average exercise price, Issued				0.93	0.89
Weighted average exercise price, Exercised			0.73	0.50
Weighted average exercise price, Expired			0.89		0
Weighted average exercise price, closing balance			$ 1.49	$ 1.22	$ 0.89